Cover	Aug. 01, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 01, 2023
Entity File Number	001-40639
Entity Registrant Name	PORTAGE FINTECH ACQUISITION CORPORATION
Entity Central Index Key	0001853580
Entity Tax Identification Number	98-1592069
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	315 Lake Street East
Entity Address, City or Town	Suite 301 Wayzata
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55391
City Area Code	(952)
Local Phone Number	456-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	PFTAU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the units
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	PFTA
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	PFTAW
Security Exchange Name	NASDAQ